Putnam Investments
                                                  One Post Office Square
                                                  Boston, MA 02109
                                                  February 6, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam California Tax Exempt Income Fund (Reg. No. 2-81011)
    (811-3630) Post-Effective Amendment No. 23 to Registration Statement on Form N-1A

    Putnam California Tax Exempt Money Market Fund (Reg. No. 33-17211) (811-5333) Post-Effective Amendment No. 16 to Registration Statement on Form N-1A
    (Collectively, the "Funds")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Funds hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective
Amendment Nos. 23 and 16 to the Funds' Registration Statement on Form
N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on January 29, 2001.

     Comments or questions concerning this certificate may be directed to Beth J. Werths at 1-800-225-2465, ext. 11913.

                                    Very truly yours,

                                    California Tax Exempt Income Fund
                                    California Tax Exempt Money Market Fund

                                    /s/ Gordon H. Silver
                                By: ----------------------------
                                    Gordon H. Silver
                                    Vice President


cc: Greg Pusch, Esq.